Leases - Narrative (Details)		1 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)	Sep. 30, 2021 USD ($) Year AGREEMENT	Mar. 31, 2022 USD ($)	Jan. 01, 2022 USD ($)
Lessee, Lease, Description [Line Items]
Operating lease right-of-use assets				$ 6,535,000	$ 6,700,000
Lessee option to purchase underlying asset, purchase price			$ 5,600,000
Lessee, operating lease, not yet commenced, amount			$ 14,000,000
Lease not yet commenced, term of contract			130 months
Minnkota Power Cooperative [Member]
Lessee, Lease, Description [Line Items]
Power supply to be purchased | AGREEMENT			100
Operating lease right-of-use assets			$ 5,300
Purchase obligation			$ 2,600
Initial term of contract			5 years
Number of renewal options | Year			5
Renewal term			5 years
Minnkota Power Cooperative [Member] | Maximum [Member]
Lessee, Lease, Description [Line Items]
Operating lease, term (less than)			5 years
Minnkota Power Cooperative [Member] | Minimum [Member]
Lessee, Lease, Description [Line Items]
Operating lease, term (less than)			30 years
Liberty Commercial Finance L L C Member [Member]
Lessee, Lease, Description [Line Items]
Finance lease obligations	$ 40,900	$ 40,900
Remaining lease term	3 days 4 hours
Effective interest rate	12.60%	12.60%
Mass Mutual Asset Finance L L C Member [Member]
Lessee, Lease, Description [Line Items]
Finance lease obligations	$ 50,000	$ 50,000
Remaining lease term		3 years 2 months 12 days
Effective interest rate	10.00%	10.00%